COMBINED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 3,170,877	$ 7,571,634	$ 5,845,463
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Depreciation Expense	216,395	858,421	732,552
Amortization Expense	140,523	642,786	243,345
Amortization of Debt Issuance Costs		176,528	69,139
Loss on Disposal of Fixed Asset			13,268
Loss on Extinguishment of Debt		451,496
(Increase) Decrease in Assets:
Accounts Receivable	(1,878,375)	(4,207,840)	(463,143)
Inventory		(4,856)	(186)
Prepaid Expenses	27,002	6,028	(3,991)
Risk Settlements Due from Providers	128,419	48,455	(68,978)
Due from Related Parties	(32,015)	(163,966)	(40,013)
Other Assets	5,965	11,804	(33,361)
Increase (Decrease) in Liabilities:
Accounts Payable	(337,404)	(685,921)	209,757
Due to Related Parties	(20,457)	18,425	20,457
Risk Settlements Due to Providers	294,230	199,293	229,273
Accrued Expenses	(348,934)	394,197	261,592
Net Cash Provided by Operating Activities	1,366,226	5,316,484	7,015,174
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment	(1,387,742)	(2,150,584)	(730,330)
Acquisition of Business		(2,565,700)	(10,023,106)
Purchase of Noncontrolling Interest Ownership	(216,766)	(1,896,767)	(473,219)
Net Cash Used in Investing Activities	(1,604,508)	(6,613,051)	(11,226,655)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under Loan & Security Agreement	2,500,000	4,074,895	11,957,330
Loan from Paycheck Protection Program		2,164,145
Proceeds from Line of Credit			2,700,000
Principal Payments on Line of Credit			(1,350,000)
Principal Payments on Long-Term Debt	(30,413)	(425,445)	(511,137)
Debt Issuance Costs			(125,000)
Repayments on Purchase Agreement Holdback		(329,366)
Member Distributions		(3,690,940)	(4,304,000)
Net Cash (Used in) Provided by Financing Activities	2,469,587	1,793,289	8,367,193
NET INCREASE IN CASH AND CASH EQUIVALENTS	2,231,305	496,722	4,155,712
Cash and Cash Equivalents - Beginning of Year	4,437,704	4,437,704	281,992
CASH AND CASH EQUIVALENTS - END OF PERIOD	6,669,009	4,934,426	4,437,704
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Cash Paid for Interest	327,526	1,251,258	527,627
Purchase of Property and Equipment through Long-Term Debt		50,000	402,601
Debt Issuance and Interest Costs Paid through Long-Term Debt		399,158	566,395
Payment on Line of Credit through New Debt Proceeds			2,000,000
Extinguishment of Long-Term Debt through New Debt Proceeds		2,500,000	1,476,335
Acquisition of Business Financed through Long-Term Debt		6,050,816	$ 1,000,000
Purchase of Non-Controlling Interest through Accounts Payable	$ 183,334	$ 203,333